Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Collaboration Partner One [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	55.00%	77.00%	50.00%
Collaboration Partner Two [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%	13.00%	34.00%
Collaboration Partner Three [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%		12.00%
Collaboration Partners [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%